Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Other assets (CHF million)
Cash collateral on derivative instruments	13,221	12,317	15,809	13,739
Cash collateral on non-derivative transactions	2,920	2,454	2,083	1,841
Derivative instruments used for hedging	3,435	3,239	3,706	2,178
Assets held-for-sale	20,741	20,634	21,205	25,362
of which loans	20,115	20,147	20,457	23,816
of which real estate	619	459	732	1,528
Assets held for separate accounts	14,410	14,707	14,407	14,712
Interest and fees receivable	6,029	5,389	6,090	5,748
Deferred tax assets	8,825	8,609	8,939	7,754
Prepaid expenses	706	680	601	718
Failed purchases	2,861	1,338	1,513	1,245
Other	4,365	4,342	3,943	3,488
Other assets	77,513	73,709	78,296	76,785
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,978	10,948	11,934	14,562
Cash collateral on non-derivative transactions	1,564	996	1,002	52
Derivative instruments used for hedging	1,682	2,181	1,998	982
Provisions	1,078	1,104	1,113	1,177
of which off-balance sheet risk	66	65	65	488
Liabilities held for separate accounts	14,410	14,707	14,407	14,712
Interest and fees payable	7,565	6,576	7,142	7,588
Current tax liabilities	817	747	767	783
Deferred tax liabilities	200	318	429	354
Failed sales	5,895	6,258	6,888	6,963
Other	16,070	16,094	17,537	14,400
Other liabilities	62,259	59,929	63,217	61,573